Note Loans (Non-covered loans HIP in past due status, non-performing status and accruing loans past-due 90 days or more by loan class) (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned Income	$ 155,824		$ 130,633
Loans held-for-sale, at lower of cost or fair value	51,422		132,395
Loans held-in-portfolio, net of unearned income	26,507,889		24,292,794
Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable Pledged as Collateral	6,900,000		7,100,000
Loans-held-in portfolio served as collateral to secure credit facilities authorized with the FHLB	4,800,000		4,600,000
Loans held-in-portfolio, net of unearned income	26,507,889	[1],[2]	24,292,794	[3],[4]
FRB Discount Window | Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans served as collateral to secure debt obligations	2,100,000		2,000,000
Public Funds | Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans served as collateral to secure debt obligations			500,000
PUERTO RICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio, net of unearned income	19,883,472		18,078,058	[5]
PUERTO RICO | Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio, net of unearned income	19,883,472		18,078,058
Popular U.S.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio, net of unearned income	6,624,417		6,214,736
Popular U.S. | Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio, net of unearned income	6,624,417		6,214,736
ASC Subtopic 310-30 | Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio, net of unearned income	216,000		215,000
ASC Subtopic 310-30 | PUERTO RICO | Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio, net of unearned income	143,000		118,000
ASC Subtopic 310-30 | Popular U.S. | Non Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio, net of unearned income	$ 73,000		$ 97,000

[1]
Includes $6.9 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.8 billion were pledged at the Federal Home Loan Bank ("FHLB") as collateral for borrowings and $2.1 billion at the Federal Reserve Bank ("FRB") for discount window borrowings.

[2]	Loans held-in-portfolio are net of $156 million in unearned income and exclude $51 million in loans held-for-sale.
[3]
Includes $7.1 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.6 billion were pledged at the FHLB as collateral for borrowings, $2.0 billion at the FRB for discount window borrowings and $0.5 billion serve as collateral for public funds.

[4]	Loans held-in-portfolio are net of $131 million in unearned income and exclude $132 million in loans held-for-sale.
[5]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.